SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment objective. The Portfolio, in turn, invests in various money market instruments such as U.S. government securities and other U.S. dollar-denominated securities. The Fund attempts to maintain a stable net asset value of $1.00 per share.(1)
--------------------------------------------------------------------------------

Dear Shareholder:

This annual report for Franklin Templeton Money Fund Trust covers the period ended June 30, 2000.

The 12 months under review marked the U. S. economy's ninth year of expansion. Consumer spending, which represents two-thirds of U.S. gross domestic product
(GDP), increased dramatically during the period, to its highest level in 17 years. Wage gains, unemployment at a 30-year low, and the much talked-about wealth effect were key drivers to this increase. As a result, real GDP grew at an annualized pace of 4.8% in the first quarter of 2000, well above the Federal Reserve Board's (the Fed's) long-term growth target rate of 3.0%.



(1.) There is no assurance that the Fund's $1.00 per share price will be maintained. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 6.



CONTENTS


Shareholder Letter .......     1

Performance Summary ......     3

Financial Highlights &
Statement of Investments..     4

Financial Statements .....     7

Notes to
Financial Statements .....    10

Independent
Auditors' Report .........    13


[PYRAMID GRAPHIC]

Seeking to curb growth to a more sustainable level and control inflation, the Fed raised the federal funds target rate a total of 150 basis points (1.50%) during the past 12 months. These short-term interest rate increases helped boost the Fund's Class B shares' seven-day effective yield during the reporting period from 3.95% on June 30, 1999, to 5.51% on June 30, 2000. Likewise, the Fund's Class C shares' seven-day effective yield rose from 4.01% to 5.63% over the same period.

In June 2000, it appeared the Fed's action was having little effect on the strong economy, as the second quarter GDP rose by an annualized 5.2% and the majority of economic indicators pointed to an economy that was on the verge of overheating. Despite this, during the final three months of the period under review, we also began to see some signs that the fast pace of economic growth might ease in the future. Consumer spending, housing starts, inflation as measured by the Consumer Price Index, as well as other economic indicators suggested possible slower growth.

Looking forward, we are optimistic that the economy will moderate, but are nonetheless concerned about inflation and the level of interest rates. Although many people anticipate a slowdown and a soft landing, in our opinion it is really too early to tell. Numerous Fed governors have cautioned against jumping to any conclusions, and advised waiting for more data that would confirm the slowdown or spark further tightening. Therefore, we will closely watch economic reports to help anticipate future Fed actions.

We continue to invest the portfolio's assets in only the highest quality money market securities. For example, on June 30, 2000, more than 75% of the securities purchased for the portfolio carried a AA or higher long-term credit rating by Standard & Poor's(R) and Moody's(R), two independent credit rating agencies, with the balance rated A.(2) Consistent with the Fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the portfolio's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Templeton Money Fund Trust




(2.) This does not indicate a rating of the Fund.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of June 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------



PERFORMANCE SUMMARY
6/30/00

CLASS B
-----------------------------------------
Seven-day effective yield*          5.51%

Seven-day annualized yield          5.37%

CLASS C
-----------------------------------------
Seven-day effective yield*          5.63%

Seven-day annualized yield          5.48%


*The seven-day effective yield assumes the compounding of daily dividends. Annualized and effective yields are for the seven-day period ended 6/30/00. The Fund's average weighted maturity was 59 days. Yield reflects fluctuations in interest rates on portfolio investments, and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken these actions, the portfolio's annualized and effective yields for the period would have been 5.12% and 5.25%, respectively, for Class B shares and 5.23% and 5.36%, respectively, for Class C shares. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Highlights

                                                                      CLASS B
                                                                ---------------------
                                                                 YEAR ENDED JUNE 30,
                                                                ---------------------
                                                                  2000          1999(c)
                                                               ---------------------
PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the year)
Net asset value, beginning of year .........................    $  1.00       $  1.00
                                                                ---------------------
Income from investment operations - net investment income ..       .045          .019
Less distributions from net investment income ..............      (.045)        (.019)
                                                                ---------------------
Net asset value, end of year ...............................    $  1.00       $  1.00
                                                                =====================

Total return(a) ............................................       4.64%         1.88%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................    $ 5,439       $   762

Ratios to average net assets:
  Expenses(b) ..............................................       1.25%         1.26%(d)
  Expenses excluding waiver and payments by affiliate(b) ...       1.52%         1.46%(d)
  Net investment income ....................................       4.54%         3.73%(d)


(a) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
(b)The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
(c)For the period January 1, 1999 (effective date) to June 30, 1999.
(d)Annualized

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Highlights (continued)

                                                                                         CLASS C
                                                               ----------------------------------------------------------
                                                                                    YEAR ENDED JUNE 30,
                                                               ----------------------------------------------------------
                                                                 2000         1999         1998         1997        1996
                                                               ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................     $   1.00     $   1.00     $   1.00     $  1.00     $  1.00
                                                                 ----------------------------------------------------------
Income from investment operations - net investment income...         .046         .040         .043        .042        .039
Less distributions from net investment income ..............        (.046)       (.040)       (.043)      (.042)      (.039)
                                                                 ----------------------------------------------------------
Net asset value, end of year ...............................     $   1.00     $   1.00     $   1.00     $  1.00     $  1.00
                                                                 ==========================================================

Total return(a) ............................................         4.75%        4.08%        4.43%       4.29%       3.96%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................     $ 82,406     $ 77,667     $ 38,538     $ 9,724     $ 4,510
Ratios to average net assets:
  Expenses(b) ..............................................         1.13%        1.22%        1.25%       1.25%       1.40%
  Expenses excluding waiver and payments by affiliate(b) ...         1.40%        1.42%        1.45%       1.59%       2.67%
  Net investment income ....................................         4.66%        4.00%        4.39%       4.26%       4.00%

(a)Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
(b)The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


                       See notes to financial statements.


FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000


                                                                        SHARES              VALUE
----------------------------------------------------------------------------------------------------
MUTUAL FUNDS 115.2%
The Money Market Portfolio (Note 1)(COST $101,227,639) 115.2% ...    101,227,639       $ 101,227,639
OTHER ASSETS, LESS LIABILITIES (15.2%) ..........................                        (13,382,572)
                                                                                       -------------
NET ASSETS 100.0% ...............................................                      $  87,845,067
                                                                                       =============




                      See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

Assets:
 Investments in securities, at value and cost ............          $101,227,639
 Receivable from capital shares sold .....................             1,046,770
                                                                    ------------
    Total assets .........................................           102,274,409
                                                                    ------------
Liabilities:
 Payables:
  Capital shares redeemed ................................            13,980,602
  Affiliates .............................................                86,450
  Shareholders ...........................................               313,681
  Other liabilities ......................................                48,609
                                                                    ------------
     Total liabilities ...................................            14,429,342
                                                                    ------------
      Net assets, at value ...............................          $ 87,845,067
                                                                    ============
CLASS B:
 Net assets, at value ....................................          $  5,439,081
                                                                    ============
 Shares outstanding ......................................             5,439,081
                                                                    ============
 Net asset value per share ...............................          $       1.00
                                                                    ============
CLASS C:
 Net assets, at value ....................................          $ 82,405,986
                                                                    ============
 Shares outstanding ......................................            82,405,986
                                                                    ============
 Net asset value per share ...............................          $       1.00
                                                                    ============



                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Statements (continued)


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000


Investment income:
 Dividends .................................................        $ 6,026,114
                                                                    -----------
Expenses:
 Administrative fees (Note 3) ..............................            476,619
 Distribution fees (Note 3)
  Class B ..................................................             27,313
  Class C ..................................................            548,470
 Transfer agent fees (Note 3) ..............................            149,014
 Reports to shareholders ...................................             33,340
 Registration and filing fees ..............................             95,526
 Professional fees (Note 3) ................................             12,952
 Other .....................................................              3,754
                                                                    -----------
     Total expenses ........................................          1,346,988
     Expenses waived/paid by affiliate (Note 3) ............           (286,866)
                                                                    -----------
      Net expenses .........................................          1,060,122
                                                                    -----------
       Net investment income ...............................          4,965,992
                                                                    -----------
Net increase in net assets resulting from operations .......        $ 4,965,992
                                                                    ===========


                      See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999


                                                                                                    2000               1999
                                                                                               -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................................      $  4,965,992       $  3,372,322
 Distributions to shareholders from net investment income:
  Class B ...............................................................................          (198,931)            (3,874)
  Class C ...............................................................................        (4,767,061)        (3,368,448)
                                                                                               -------------------------------
 Total distributions to shareholders ....................................................        (4,965,992)        (3,372,322)
 Capital share transactions: (Note 2)
  Class B ...............................................................................         4,677,217            761,864
  Class C ...............................................................................         4,739,312         39,128,296
                                                                                               -------------------------------
 Total capital share transactions .......................................................         9,416,529         39,890,160
     Net increase in net assets .........................................................         9,416,529         39,890,160
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of year ......................................................................        78,428,538         38,538,378
                                                                                               -------------------------------
 End of year ............................................................................      $ 87,845,067       $ 78,428,538
                                                                                               ===============================



                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Money Fund Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (the Fund). The Fund seeks high current income consistent with preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of June 30, 2000, the Fund owns 2.46% of the Portfolio.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated based on the proportion of net assets of each class.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class B and Class C. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST (CONT.)

At June 30, 2000, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                          YEAR ENDED JUNE 30,
                                -------------------------------------
                                           2000                  1999*
                                -------------------------------------
CLASS B SHARES:
Shares sold ..............      $    14,494,527        $      918,380
Shares issued in reinvest-
ment of distributions ....              198,089                 3,869
Shares redeemed ..........          (10,015,399)             (160,385)
                                -------------------------------------
Net increase .............      $     4,677,217        $      761,864
                                =====================================
CLASS C SHARES:
Shares sold ..............      $ 1,299,601,244        $  677,726,842
Shares issued in reinvest-
ment of distributions ....            4,777,341             3,362,490
Shares redeemed ..........       (1,299,639,273)         (641,961,036)
                                -------------------------------------
Net increase .............      $     4,739,312        $   39,128,296
                                =====================================

*For the period January 1, 1999 (effective date) to June 30, 1999, for Class B shares.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's administrative manager, principal underwriter and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average net assets of the Fund as follows:

ANNUALIZED
 FEE RATE      DAILY NET ASSETS
------------------------------------------------------------------
  .455%        First $100 million
  .330%        Over $100 million, up to and including $250 million
  .280%        Over $250 million

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

Advisers agreed in advance to waive administrative fees, as noted in the Statement of Operations.

The Fund reimburses Distributors up to .65% per year of its average daily net assets for costs incurred in marketing the Fund's Class B and Class C shares.

Distributors received contingent deferred sales charges for the year of $246,771.

The Fund paid transfer agent fees of $149,014, of which $112,466 were paid to Investor Services.

Included in professional fees are legal fees of $6,906 that were paid to a law firm in which a partner of that firm was an officer of the Fund.


FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

Independent Auditors' Report

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE FRANKLIN TEMPLETON MONEY FUND TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Money Fund (the "Fund") of the Franklin Templeton Money Fund Trust at June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 2000


THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO

                                                                                        YEAR ENDED JUNE 30,
                                                            ------------------------------------------------------------------------
                                                                2000           1999           1998            1997           1996
                                                            ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $     1.00     $     1.00     $     1.00     $      1.00     $     1.00
                                                            ------------------------------------------------------------------------
Income from investment operations - net investment
 income .................................................         .056           .051           .055            .053           .055
Less distributions from net investment income ...........        (.056)         (.051)         (.055)          (.053)         (.055)
                                                            ------------------------------------------------------------------------
Net asset value, end of year ............................   $     1.00     $     1.00     $     1.00     $      1.00     $     1.00
                                                            ------------------------------------------------------------------------

Total return(a) .........................................         5.75%          5.18%          5.64%           5.47%          5.66%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $4,144,043     $3,672,404     $2,043,629     $1,773,546      $1,550,085
Ratios to average net assets:
 Expenses ...............................................          .15%           .15%           .15%           .15%            .15%
 Expenses excluding waiver and payments by affiliate ....          .16%           .15%           .16%           .16%            .16%
 Net investment income ..................................         5.65%          5.04%          5.50%          5.34%           5.50%


(a)Total return is not annualized for periods less than one year.


                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2000


                                                                                             PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                    AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------------
BANK NOTES 5.5%
Bank of America NT & SA, 6.29% - 6.77%, 8/01/00 - 8/18/00 ..........................      $  155,000,000      $  155,000,328
Wachovia Bank NA, North Carolina Branch, 6.20%, 7/27/00 - 7/28/00 ..................          70,000,000          70,000,253
                                                                                                              --------------
TOTAL BANK NOTES (COST $225,000,581) ...............................................                             225,000,581
                                                                                                              --------------
CERTIFICATES OF DEPOSIT 29.4%
ABN-AMRO Bank NV, Chicago Branch, 5.69% - 5.91%, 7/10/00 - 8/10/00 .................          80,000,000          79,997,903
Bank of Nova Scotia, Portland Branch, 6.68%, 9/20/00 - 9/21/00 .....................          50,000,000          50,000,000
Barclays Bank PLC, New York Branch, 5.90%, 10/02/00 ................................          25,000,000          24,930,771
Bayerische Vereinsbank, New York Branch, 6.70% - 6.71%, 9/05/00 - 9/07/00 ..........          50,000,000          50,000,405
Commerzbank AG, New York Branch, 6.09% - 6.15%, 7/11/00 - 7/14/00 ..................         140,000,000         140,000,438
Credit Agricole Indosuez, New York Branch, 6.76% - 7.10%, 4/11/01 - 6/15/01 ........         135,000,000         134,989,937
Credit Communal De Belgique, New York Branch, 7.075% - 7.25%, 5/03/01 - 5/09/01 ....          60,000,000          60,006,117
Den Danske Bank, New York Branch, 6.23%, 7/31/00 ...................................          35,000,000          35,000,859
Deutsche Bank AG, New York Branch, 6.69% - 6.70%, 9/18/00 - 9/29/00 ................          99,900,000          99,902,209
Dexia Bank, New York Branch, 7.105%, 6/18/01 .......................................          25,000,000          24,998,806
Dresdner Bank AG, New York Branch, 6.09% - 6.70%, 7/06/00 - 9/28/00 ................          75,000,000          75,000,682
Lloyds Bank PLC, New York Branch, 6.21% - 6.25%, 7/20/00 - 7/24/00 .................          65,000,000          64,999,969
Royal Bank of Canada, New York Branch, 5.70% - 6.48%, 7/03/00 - 1/16/01 ............          95,000,000          94,985,347
Societe Generale, New York Branch, 6.26%, 7/24/00 - 7/28/00 ........................          75,000,000          75,000,000
Svenska Handelsbanken, New York Branch, 6.75%, 8/24/00 - 8/25/00 ...................          50,000,000          50,000,745
Toronto Dominion Bank, New York Branch, 6.30% - 7.16%, 8/01/00 - 6/08/01 ...........         125,000,000         124,993,135
UBS AG, New York Branch, 7.08%, 6/22/01 ............................................          24,990,544          24,990,544
                                                                                                              --------------
TOTAL CERTIFICATES OF DEPOSIT (COST $1,209,797,867) ................................                           1,209,797,867
                                                                                                              --------------
(a)COMMERCIAL PAPER 49.6%
Abbey National North America Corp., 6.00%, 7/17/00 .................................          35,000,000          34,906,667
American Express Credit Corp., 6.6937% - 6.88%, 7/03/00 - 9/08/00 ..................         205,000,000         204,950,311
Archer Daniels Midland Co., 6.55%, 9/14/00 .........................................          20,000,000          19,727,083
Asset Securitization Cooperative Corp., 144A, 6.57% - 6.60%, 8/28/00 - 10/04/00 ....         150,000,000         148,032,945
Bank of Nova Scotia, 6.60%, 9/07/00 ................................................          25,000,000          24,688,333
Canadian Imperial Holdings Inc., 6.59% - 6.60%, 9/08/00 - 9/27/00 ..................          75,000,000          73,882,882
Ciesco LP, 6.35% - 6.64%, 7/05/00 - 8/15/00 ........................................          95,000,000          94,550,229
Coca-Cola Co., 6.06% - 6.55%, 7/18/00 - 8/31/00 ....................................         155,000,000         154,129,299
Commonwealth Bank of Australia, 6.11%, 7/26/00 .....................................          35,000,000          34,851,493
Delaware Funding Corp., 144A, 6.65%, 8/23/00 .......................................          25,000,000          24,755,243
Den Danske Corp. Inc., 6.40% - 6.59%, 7/31/00 - 9/11/00 ............................          38,313,000          37,912,497
Dupont de Nemours Co., 6.09% - 6.11%, 7/25/00 - 8/11/00 ............................         105,000,000         104,394,558
General Electric Capital Corp., 6.39% - 6.62%, 8/03/00 - 12/12/00 ..................         130,000,000         127,849,814
Halifax Building Society Ltd., 6.58%, 9/25/00 ......................................          25,000,000          24,607,028
International Lease Finance Corp., 6.53% - 6.57%, 8/21/00 - 9/12/00 ................          96,485,000          95,468,270
J.P. Morgan & Co. Inc., 6.60%, 9/12/00 .............................................          25,000,000          24,665,417
Merrill Lynch & Co. Inc., 6.55% - 6.63%, 8/14/00 - 8/25/00 .........................          75,000,000          74,301,618
Morgan Stanley Dean Witter & Co., 6.57% - 6.65%, 8/07/00 - 9/05/00 .................         155,000,000         153,622,460
National Australia Funding (DE) Inc., 6.57%, 9/15/00 ...............................          25,000,000          24,653,250
National Rural Utilities Cooperative Finance Corp., 6.58% - 6.63%, 8/10/00 - 8/18/00          75,000,000          74,379,826
Rabobank Nederland NV, 6.92%, 7/05/00 ..............................................         190,000,000         189,853,912
Salomon Smith Barney Holdings Inc., 6.15% - 6.64%, 7/10/00 - 8/11/00 ...............         165,000,000         164,514,089

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2000(CONT.)


                                                                                             PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                    AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------------
(a)COMMERCIAL PAPER (CONT.)
Schering Corp., 5.94% - 6.15%, 7/06/00 - 8/08/00 ...................................      $   47,000,000      $   46,762,893
Svenska Handelsbanken Inc., 6.155% - 6.60%, 7/28/00 - 9/22/00 ......................          85,000,000          84,142,917
                                                                                                              --------------
TOTAL COMMERCIAL PAPER (COST $2,041,603,034) .......................................                           2,041,603,034
                                                                                                              --------------
U.S. GOVERNMENT AGENCY SECURITIES
Federal Home Loan Mortgage Corp., 6.44%, 9/14/00 ...................................              60,000              59,195
Fannie Mae, 6.47%, 9/21/00 .........................................................             100,000              98,526
                                                                                                              --------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $157,721) ............................                                 157,721
                                                                                                              --------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $3,476,559,203) ...............                           3,476,559,203
                                                                                                              --------------
(b)REPURCHASE AGREEMENTS 14.9%
Barclays Capital Inc., 6.60%, 7/03/00 (Maturity Value $200,110,000) ................         200,000,000         200,000,000
  Collateralized by U.S. Treasury Notes
J.P. Morgan Securities Inc., 6.50%, 7/03/00 (Maturity Value $107,423,156) ..........         107,365,000         107,365,000
  Collateralized by U.S. Treasury Notes
Morgan Stanley & Co., 6.50%, 7/03/00 (Maturity Value $107,423,156) .................         107,365,000         107,365,000
  Collateralized by U.S. Treasury Notes
UBS Warburg, 6.70%, 7/03/00 (Maturity Value $200,111,667) ..........................         200,000,000         200,000,000
  Collateralized by U.S. Treasury Notes
                                                                                                              --------------
TOTAL REPURCHASE AGREEMENTS (COST $614,730,000) ....................................                             614,730,000
                                                                                                              --------------
TOTAL INVESTMENTS (COST $4,091,289,203) 99.4% ......................................                           4,091,289,203
OTHER ASSETS, LESS LIABILITIES .6% .................................................                              22,753,837
                                                                                                              --------------
NET ASSETS 100.0% ..................................................................                          $4,114,043,040
                                                                                                              ==============

(a)Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
(b)See note 1(b) regarding repurchase agreements.


                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO


                                                                                       YEAR ENDED JUNE 30,
                                                               -----------------------------------------------------------------
                                                                  2000          1999          1998          1997          1996
                                                               -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................      $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                               -----------------------------------------------------------------
Income from investment operations - net investment
 income .................................................           .054          .049          .054          .052          .054
Less distributions from net investment income ...........          (.054)        (.049)        (.054)        (.052)        (.054)
                                                               -----------------------------------------------------------------
Net asset value, end of year ............................      $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                               -----------------------------------------------------------------

Total return(a) .........................................           5.48%         4.97%         5.53%         5.34%         5.55%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................      $ 221,993     $ 258,458     $ 263,226     $ 285,629     $ 285,701
Ratios to average net assets:
 Expenses ...............................................            .15%          .15%          .15%          .15%          .15%
 Expenses excluding waiver and payments by affiliate ....            .16%          .15%          .16%          .16%          .17%
 Net investment income ..................................           5.36%         4.84%         5.40%         5.20%         5.45%


(a)Total return is not annualized for periods less than one year.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2000

                                                                                                PRINCIPAL
THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES 17.3%
U.S. Treasury Notes, 5.125%, 8/31/00 ...................................................      $ 10,000,000      $  9,993,585
U.S. Treasury Notes, 6.25%, 8/31/00 ....................................................         3,500,000         3,503,503
U.S. Treasury Notes, 4.00%, 10/31/00 ...................................................         5,000,000         4,963,877
U.S. Treasury Notes, 4.625%, 11/30/00 ..................................................         5,000,000         4,972,439
U.S. Treasury Notes, 5.375%, 2/15/01 ...................................................         5,000,000         4,967,729
U.S. Treasury Notes, 7.75%, 2/15/01 ....................................................         5,000,000         5,039,338
U.S. Treasury Notes, 6.25%, 4/30/01 ....................................................         5,000,000         4,974,515
                                                                                                                ------------
TOTAL GOVERNMENT SECURITIES (COST $38,414,986) .........................................                          38,414,986
                                                                                                                ------------
(b) REPURCHASE AGREEMENTS 82.4%
Banc of America Securities LLC, 6.60%, 7/03/00 (Maturity Value $9,004,950) .............         9,000,000         9,000,000
 Collateralized by U.S. Treasury Notes
Barclays Capital Inc., 6.45%, 7/03/00 (Maturity Value $9,004,838) ......................         9,000,000         9,000,000
 Collateralized by U.S. Treasury Notes
Bear, Stearns & Co. Inc., 6.50%, 7/03/00 (Maturity Value $9,004,875) ...................         9,000,000         9,000,000
 Collateralized by U.S. Treasury Bills
Dresdner Kleinwort Benson, North America LLC, 6.40%, 7/03/00 (Maturity Value $9,004,800)         9,000,000         9,000,000
 Collateralized by U.S. Treasury Bills
Goldman, Sachs & Co., 6.38%, 7/03/00 (Maturity Value $9,004,785) .......................         9,000,000         9,000,000
 Collateralized by U.S. Treasury Bond
Greenwich Capital Markets Inc., 6.50%, 7/03/00 (Maturity Value $9,004,875) .............         9,000,000         9,000,000
 Collateralized by U.S. Treasury Notes
J.P. Morgan Securities Inc., 6.40%, 7/03/00 (Maturity Value $21,001,195) ...............        20,990,000        20,990,000
 Collateralized by U.S. Treasury Notes
J.P. Morgan Securities Inc., 6.50%, 7/03/00 (Maturity Value $30,016,250) ...............        30,000,000        30,000,000
 Collateralized by U.S. Treasury Notes
Merrill Lynch Government Securities Inc., 6.25%, 7/03/00 (Maturity Value $9,004,688) ...         9,000,000         9,000,000
 Collateralized by U.S. Treasury Notes
Morgan Stanley & Co. Inc., 6.50%, 7/03/00 (Maturity Value $21,001,370) .................        20,990,000        20,990,000
 Collateralized by U.S. Treasury Notes
Morgan Stanley & Co. Inc., 6.50%, 7/03/00 (Maturity Value $30,016,250) .................        30,000,000        30,000,000
 Collateralized by U.S. Treasury Notes
Nesbitt Burns Securities Inc., 6.55%, 7/03/00 (Maturity Value $9,004,913) ..............         9,000,000         9,000,000
 Collateralized by U.S. Treasury Notes
UBS Warburg, 6.50%, 7/03/00 (Maturity Value $9,004,875) ................................         9,000,000         9,000,000
 Collateralized by U.S. Treasury Notes
                                                                                                                ------------
TOTAL REPURCHASE AGREEMENTS (COST $182,980,000) ........................................                         182,980,000
                                                                                                                ============
TOTAL INVESTMENTS (COST $221,394,986) 99.7% ............................................                         221,394,986
                                                                                                                ------------
OTHER ASSETS, LESS LIABILITIES .3% .....................................................                             597,959
                                                                                                                ------------
NET ASSETS 100.0% ......................................................................                        $221,992,945
                                                                                                                ============


(b)See note 1(b) regarding repurchase agreements.


                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000

                                                                              THE U.S.
                                                                             GOVERNMENT
                                                           THE               SECURITIES
                                                       MONEY MARKET         MONEY MARKET
                                                        PORTFOLIO            PORTFOLIO
                                                      ----------------------------------
Assets:
 Investments in securities, at value and cost ..      $3,476,559,203      $   38,414,986
 Repurchase agreements, at value and cost ......         614,730,000         182,980,000
 Cash ..........................................               3,236               9,578
 Interest receivable ...........................          23,833,771             630,227
                                                      ----------------------------------
     Total assets ..............................       4,115,126,210         222,034,791
                                                      ----------------------------------
Liabilities:
 Payables:
  Affiliates ...................................             449,624              29,821
  Professional fees ............................              30,000              10,000
 Distribution to shareholders ..................             576,601                 113
 Other liabilities .............................              26,945               1,912
                                                      ----------------------------------
     Total liabilities .........................           1,083,170              41,846
                                                      ----------------------------------
Net assets, at value ...........................      $4,114,043,040      $  221,992,945
                                                      ==================================
Shares outstanding .............................       4,114,043,040         221,992,945
                                                      ==================================
Net asset value per share ......................      $         1.00      $         1.00
                                                      ==================================



                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements(continued)


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

                                                                                  THE U.S.
                                                                                 GOVERNMENT
                                                               THE               SECURITIES
                                                           MONEY MARKET         MONEY MARKET
                                                             PORTFOLIO           PORTFOLIO
                                                           ---------------------------------
Investment income:
 Interest ...........................................      $ 206,206,553       $  13,671,482
                                                           ---------------------------------
Expenses:
 Management fees (Note 3) ...........................          5,343,198             376,050
 Transfer agent fees (Note 3) .......................             32,576               2,250
 Custodian fees .....................................             39,041               2,437
 Reports to shareholders ............................              6,133                 569
 Professional fees (Note 3) .........................             56,286              12,294
 Trustees' expenses .................................              4,167                 287
 Other ..............................................             30,011               4,335
                                                           ---------------------------------
     Total expenses .................................          5,511,412             398,222
     Expenses waived/paid by affiliate (Note 3) .....           (164,153)            (24,664)
                                                           ---------------------------------
      Net expenses ..................................          5,347,259             373,558
                                                           ---------------------------------
       Net investment income ........................        200,859,294          13,297,924
                                                           ---------------------------------
 Net realized loss from investments .................             (9,285)                 --
                                                           ---------------------------------
 Net increase in net assets resulting from operations      $ 200,850,009       $  13,297,924
                                                           =================================



                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999


                                                                                                 THE U.S. GOVERNMENT SECURITIES
                                                         THE MONEY MARKET PORTFOLIO                  MONEY MARKET PORTFOLIO
                                                    ---------------------------------------------------------------------------
                                                         2000                  1999                  2000              1999
                                                    ---------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .........................   $  200,859,294        $  134,356,042        $  13,297,924     $  14,158,082
  Net realized gain (loss) from investments .....           (9,285)                  651                   --                --
                                                    ---------------------------------------------------------------------------
     Net increase in net assets resulting
      from operations ...........................      200,850,009           134,356,693           13,297,924        14,158,082
 Distributions to shareholders from net
  investment income .............................     (200,850,009)(a)      (134,356,693)(b)      (13,297,924)      (14,158,082)
 Capital share transactions (Note 2) ............      441,639,255         1,628,774,482          (36,465,436)       (4,767,997)
                                                    ---------------------------------------------------------------------------
     Net increase (decrease) in net assets ......      441,639,255         1,628,774,482          (36,465,436)       (4,767,997)
Net assets (there is no undistributed net
 investment income at beginning or end  of year):
  Beginning of year .............................    3,672,403,785         2,043,629,303          258,458,381       263,226,378
                                                    ---------------------------------------------------------------------------
  End of year ...................................   $4,114,043,040        $3,672,403,785        $ 221,992,945     $ 258,458,381
                                                    ===========================================================================


(a)Distributions were decreased by a net realized loss from investments of $9,285.
(b)Distributions were increased by a net realized gain from investments of $651.


                       See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2000, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST

At June 30, 2000, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                 THE U.S.
                                                            THE                 GOVERNMENT
                                                        MONEY MARKET         SECURITIES MONEY
                                                         PORTFOLIO           MARKET PORTFOLIO
                                                     ----------------------------------------
Year ended June 30, 2000
 Shares sold ....................................    $  38,813,462,724       $  1,220,241,486
 Shares issued in reinvestment of distributions..          200,275,366             13,291,931
 Shares redeemed ................................      (38,572,098,835)        (1,269,998,853)
                                                     ----------------------------------------
 Net increase (decrease) ........................    $     441,639,255       $    (36,465,436)
                                                     ========================================
Year ended June 30, 1999
 Shares sold ....................................    $  13,314,265,139       $    963,424,640
 Shares issued in reinvestment of distributions..          134,356,720             14,164,293
 Shares redeemed ................................      (11,819,847,377)          (982,356,930)
                                                     ----------------------------------------
 Net increase (decrease) ........................    $   1,628,774,482       $     (4,767,997)
                                                     ========================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio.

Advisers agreed in advance to waive management fees, as noted in the Statements of Operations.

Included in professional fees are legal fees of $11,240 that were paid to a law firm in which a partner of that firm was an officer of the Portfolios.

At June 30, 2000, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                PERCENTAGE OF
                                                                                 SHARES       OUTSTANDING SHARES
                                                                             -----------------------------------
Franklin Money Fund .....................................................     2,883,392,424         70.09%
Institutional Fiduciary Trust - Money Market Portfolio ..................     1,010,362,054         24.56%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .............       119,060,923          2.89%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund .....       101,227,639          2.46%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

At June 30, 2000, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                   PERCENTAGE OF
                                                                     SHARES      OUTSTANDING SHARES
                                                                   --------------------------------
Institutional Fiduciary Trust - Franklin U.S. Government
 Securities Money Market Portfolio ..........................       56,482,885         25.44%

Franklin Federal Money Fund .................................      165,510,060         74.56%

4. INCOME TAXES

At June 30, 2000, The Money Market Portfolio had tax basis capital losses of $8,692, which may be carried over to offset future capital gains. Such losses expire in 2008.

At June 30, 2000, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 1999 of $9,285. For tax purposes, such losses will be reflected in the year ending June 30, 2001.

THE MONEY MARKET PORTFOLIOS
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 2000